Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Reconciliations of the U.S. Federal Statutory Tax Rate to the Effective Income Tax Rate

The reconciliations of the U.S. federal statutory rate to the effective income tax rate for the years ended December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015
Tax provision at U.S. Federal statutory rates	34%	34%
State income taxes net of federal benefit	8%	8%
Non-deductible permanent items	(1)%	(2)%
Stock options	—	—
Other	—	—
Change in valuation allowance	(41)%	(40)%

Effective income tax rate	—	—

Schedule of Significant Components of Company's Deferred Taxes

Significant components of the Company’s deferred taxes as of December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Accrued liabilities	$-	$48,982
Intangible assets	7,993,293	14,009,497
Net operating loss carryforwards	548,247	2,430,249
Share-based compensation	6,306	986,534
Share conversion feature	-	243,759
Other	530	3,510

Total deferred tax assets	8,548,376	17,722,531
Valuation Allowance	(8,403,620)	(17,722,531)

Net deferred tax assets	$144,756	$—
Deferred tax liabilities:
Debt conversion feature	$(144,756)	$—

Total:	$—	$—